INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Statutory rate	25.00%	25.00%	25.00%
Loss before income taxes
Non-PRC	$ (8,137)	¥ (56,658)	¥ (18,944)
PRC	(6,490)	(45,181)	(23,551)
Loss before income taxes	(14,627)	(101,839)	(42,495)
Current and deferred components of income tax (expense) benefit
Current tax	18	130	111
Deferred tax	13	88	88
Total	$ 31	¥ 218	¥ 199
PRC
Income Taxes
Statutory rate	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Dividend Withholding Tax Rate Percentage	10.00%	10.00%
United States
Income Taxes
Statutory rate	21.00%	21.00%	21.00%